Investments in Associates (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Condensed statements of operations data:
Total revenues	$ 497	[1]	$ 527	[1]	$ 510	[1]
(Loss) Income before income taxes	(17)	[1]	5	[1]	61	[1]
Net income	(14)	[1]	(2)	[1]	43	[1]
Condensed balance sheets data:
Total assets	1,670	[1]	1,882	[1]	2,043	[1]
Total liabilities	1,559	[1]	1,736	[1]	1,825	[1]
Stockholders' equity	$ 111	[1]	$ 146	[1]	$ 218	[1]

[1]	Disclosure is based on the Company’s best estimate of the results of its associates and is subject to change upon receipt of their financial statements for 2012.